Contract Liabilities - Schedule of Change in Contract Liabilities (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Contract liabilities, Beginning balance	£ 72,349	£ 76,748
Additions during period	16,528	12,519
Revenue unwound during period	(24,806)	(16,918)
Contract liabilities, Ending balance	£ 64,071	£ 72,349